UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719

The Value Line Convertible Fund, Inc.
-------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2007

Date of reporting period: January 31, 2007

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 1/31/07 is included with this Form.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)                             January 31, 2007

  Principal
    Amount                                                            Value
--------------------------------------------------------------------------------
   CONVERTIBLE CORPORATE BONDS & NOTES  (70.5%)
                 ADVERTISING  (2.2%)
$      350,000     Interpublic Group of Companies, Inc.
                     (The) 4.50%, 3/15/23                       $       432,250
       150,000     Lamar Advertising Co. 2.88%, 12/31/10                207,187
       100,000     Omnicom Group, Inc. 0.0% 7/31/32 (1)                 104,000
                                                                ---------------
                                                                        743,437
                 AEROSPACE/DEFENSE  (3.8%)
       100,000     AAR Corp. 1.75%, 2/1/26                              120,125
       150,000     Alliant Techsystems, Inc. 2.75%,
                     2/15/24                                            167,812
       100,000     Armor Holdings, Inc. 2.00%, 11/1/24(2)               128,750
       250,000     L-3 Communications Corp. 3.00%,
                     8/1/35                                             259,375
       450,000     Lockheed Martin Corp. 5.11%, 2/15/07(3)              619,731
                                                                ---------------
                                                                      1,295,793
                 AIR TRANSPORT  (1.8%)
       250,000     Frontier Airlines Holdings, Inc.
                     5.00%, 12/15/25                                    245,938
       350,000     JetBlue Airways Corp. 3.75%, 3/15/35                 377,562
                                                                ---------------
                                                                        623,500
                 AUTO & TRUCK  (0.3%)
       100,000     United Auto Group, Inc. Senior
                     Subordinated Notes, 3.50%, 4/1/26                  116,125
                 BIOTECHNOLOGY  (1.3%)
       350,000     Amgen, Inc. 0.13%, 2/1/11                            347,813
       100,000     Amgen, Inc. Senior Notes, 0.13%,
                     2/1/11                                              99,375
                                                                ---------------
                                                                        447,188
                 COAL  (0.6%)
       200,000     Peabody Energy Corp. 4.75%, 12/15/66                 195,750
                 COMPUTER SOFTWARE & SERVICES  (2.2%)
       300,000     Electronic Data Systems Corp. 3.88%,
                     7/15/23                                            313,125
       150,000     Fair Isaac Corp. Series B, 1.50%,
                     8/15/23                                            157,312
       250,000     Sybase, Inc. Subordinated Notes,
                     1.75%, 2/22/25                                     288,125
                                                                ---------------
                                                                        758,562
                 DIVERSIFIED COMPANIES  (1.3%)
       200,000     Danaher Corp. 0.0% 1/22/21 (1)                       217,750
       150,000     Tyco International Group S.A. Senior
                     Debentures Ser. B, 3.13%, 1/15/23                  221,625
                                                                ---------------
                                                                        439,375
                 DRUG  (6.3%)
       250,000     CV Therapeutics, Inc. Senior
                     Subordinated Notes, 3.25%, 8/16/13                 221,250
       250,000     Genzyme Corp. 1.25%, 12/1/23                         266,562
       350,000     OSI Pharmaceuticals, Inc. 3.25%,
                     9/8/23                                             345,625
       150,000     Sciele Pharma, Inc. 1.75%, 3/8/24                    170,250
       250,000     Sepracor, Inc. Senior Subordinated
                     Notes, 0.0% 10/15/24 (1)                           260,625
       450,000     Teva Pharmaceutical Finance LLC
                     Series A, 0.50%, 2/1/24                            469,125
       200,000     Watson Pharmaceuticals, Inc. Senior
                     Debentures Contingent, 1.75%,
                     3/15/23                                            186,250
       200,000     Wyeth 4.88%, 7/15/07 (4)                             213,860
                                                                ---------------
                                                                      2,133,547
                 ELECTRONICS  (1.7%)
       250,000     Avnet, Inc. 2.00%, 3/15/34                           273,125
       300,000     Flextronics International Ltd.
                     Subordinated Notes, 1.00%, 8/1/10                  295,875
                                                                ---------------
                                                                        569,000
                 ENTERTAINMENT  (4.1%)
       350,000     Liberty Media Corp. (convertible into
                     Time Warner, Inc. common) 0.75%,
                     3/30/23                                            446,688
       400,000     Sinclair Broadcast Group, Inc. 6.00%,
                     9/15/12                                            377,000
       450,000     Walt Disney Co. (The) 2.13%, 4/15/23                 559,687
                                                                ---------------
                                                                      1,383,375
                 ENVIRONMENTAL  (1.4%)
       200,000     Allied Waste North America, Inc.
                     4.25%, 4/15/34                                     192,250
       250,000     Waste Connections, Inc. Senior Notes,
                     3.75%, 4/1/26                                      270,938
                                                                ---------------
                                                                        463,188
                 FINANCIAL SERVICES - DIVERSIFIED  (2.2%)
       200,000     Financial Federal Corp. 2.00%,
                     4/15/34                                            217,750
       400,000     Merrill Lynch & Co, Inc. 0.0% 3/13/32 (1)            531,320
                                                                ---------------
                                                                        749,070
                 HEALTH CARE INFORMATION SYSTEMS  (1.9%)
       400,000     Incyte Corp. 3.50%, 2/15/11                          354,500
       300,000     WebMD Corp. 1.75%, 6/15/23                           310,125
                                                                ---------------
                                                                        664,625


--------------------------------------------------------------------------------

                                               Value Line Convertible Fund, Inc.

                                                                January 31, 2007

  Principal
    Amount                                                            Value
--------------------------------------------------------------------------------
                 HOME BUILDING  (0.9%)
$      200,000     Avatar Holdings, Inc. Senior Notes,
                     4.50%, 4/1/24                              $       310,750
                 HOTEL/GAMING  (1.9%)
       250,000     Hilton Hotels Corp. Senior Notes,
                     3.38%, 4/15/23                                     400,313
       250,000     International Game Technology 2.60%,
                     12/15/36 (5)                                       245,625
                                                                ---------------
                                                                        645,938
                 HOUSEHOLD PRODUCTS  (1.1%)
       250,000     Church & Dwight Company, Inc. 5.25%,
                     8/15/33                                            380,625
                 INDUSTRIAL SERVICES  (2.3%)
       250,000     Amdocs Ltd. 0.50%, 3/15/24                           252,187
       150,000     CSG Systems International Inc. 2.50%,
                     6/15/24                                            160,688
       200,000     Quanta Services, Inc. 4.50%, 10/1/23                 384,000
                                                                ---------------
                                                                        796,875
                 INSURANCE - LIFE  (0.6%)
       200,000     Prudential Financial, Inc. Senior
                     Notes, 2.95%, 3/12/07 (5)(6)                       199,100
                 INSURANCE - PROPERTY & CASUALTY  (0.8%)
       450,000     American Financial Group, Inc. 1.49%,
                     6/2/33 (2)                                         279,000
                 INTERNET  (0.4%)
       100,000     Yahoo!, Inc. 0.0% 4/1/08 (1)                         140,500
                 MACHINERY  (1.1%)
       150,000     AGCO Corp. Series B, 1.75%, 12/31/33                 244,125
       200,000     Roper Industries, Inc. 1.48%, 1/15/34(2)             133,750
                                                                ---------------
                                                                        377,875
                 MEDICAL SERVICES  (2.9%)
       300,000     Apria Healthcare Group, Inc. Senior
                     Notes, 3.38%, 9/1/33                               306,750
       200,000     Laboratory Corporation of America
                     Holdings Subordinated Notes, 0.0%
                     9/11/21 (1)                                        197,500
       300,000     Lincare Holdings, Inc. 3.00%, 6/15/33                294,750
       150,000     PSS World Medical, Inc. 2.25%,
                     3/15/24                                            187,875
                                                                ---------------
                                                                        986,875
                 MEDICAL SUPPLIES  (4.2%)
       300,000     ALZA Corp. 0.0% 7/28/20 (1)                          275,250
       200,000     Cytyc Corp. 2.25%, 3/15/24                           220,250
       200,000     Edwards Lifesciences Corp. 3.88%,
                     5/15/33                                            209,500
       150,000     Fisher Scientific International Inc.
                     Senior Subordinated Notes, 3.25%,
                     3/1/24                                             203,437
       150,000     Medtronic, Inc. 1.50%, 4/15/11                       159,188
       200,000     Medtronic, Inc. Senior Notes, 1.50%,
                     4/15/11                                            212,250
       200,000     Thoratec Corp. Subordinated Notes,
                     1.38%, 5/16/34 (2)                                 133,250
                                                                ---------------
                                                                      1,413,125
                 OILFIELD SERVICES/EQUIPMENT  (2.9%)
       200,000     Cooper Cameron Corp. 1.50%, 5/15/24                  316,500
       100,000     Diamond Offshore Drilling, Inc.
                     1.50%, 4/15/31                                     171,625
       150,000     Halliburton Co. 3.13%, 7/15/23                       236,438
       150,000     Schlumberger Ltd. Series A, 1.50%,
                     6/1/23                                             264,562
                                                                ---------------
                                                                        989,125
                 PETROLEUM - INTEGRATED  (0.9%)
       300,000     McMoRan Exploration Co. 5.25%,
                     10/6/11                                            304,875
                 PHARMACY SERVICES  (0.5%)
       200,000     Omnicare, Inc. 3.25%, 12/15/35                       174,500
                 PRECISION INSTRUMENT  (0.9%)
       300,000     FEI Co. Subordinated Notes, 0.0%
                     6/15/23 (1)                                        313,125
                 R.E.I.T.  (0.7%)
       250,000     Vornado Realty Trust Senior Notes,
                     3.63%, 11/15/26                                    251,250
                 RAILROAD  (1.0%)
       250,000     CSX Corp. 0.0% 10/30/21 (1)                          327,500
                 RECREATION  (1.4%)
       200,000     Carnival Corp. 0.0% 10/24/21 (1)                     172,250
       200,000     Carnival Corp. Guaranteed Senior
                     Debentures, 1.13%, 4/29/33 (2)                     151,750
       150,000     Shuffle Master, Inc. Contingent
                     Senior Notes, 1.25%, 4/15/24                       163,688
                                                                ---------------
                                                                        487,688
                 RETAIL - AUTOMOTIVE  (0.8%)
       200,000     Sonic Automotive, Inc. Senior
                     Subordinated Notes, 4.25%,
                     11/30/15 (2)                                       281,500
                 RETAIL - SPECIAL LINES  (2.7%)
       350,000     Best Buy Company, Inc. 2.25%, 1/15/22                397,250
       150,000     Dick's Sporting Goods, Inc. 1.61%,
                     2/18/24 (2)                                        140,625
       350,000     School Specialty, Inc. Subordinated
                     Notes, 3.75%, 8/1/23 (2)                           378,437
                                                                ---------------
                                                                        916,312
                 RETAIL BUILDING SUPPLY  (0.3%)
       100,000     Lowe's Companies, Inc. 0.0% 10/19/21(1)              116,750


--------------------------------------------------------------------------------
2

                                               Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

  Principal
    Amount                                                            Value
--------------------------------------------------------------------------------
                 RETAIL STORE  (0.6%)
$      150,000     Costco Wholesale Corp. 0.0% 8/19/17(1)       $       191,250
                 SEMICONDUCTOR  (1.0%)
       150,000     Intel Corp. Jr. Subordinated
                     Debentures, 2.95%, 12/15/35                        137,250
       200,000     LSI Logic Corp. 4.00%, 5/15/10                       208,000
                                                                ---------------
                                                                        345,250
                 SEMICONDUCTOR - EQUIPMENT  (1.1%)
       350,000     Cymer, Inc. 3.50%, 2/15/09                           362,688
                 STEEL - GENERAL  (0.5%)
       100,000     Ryerson Tull, Inc. 3.50%, 11/1/24                    156,500
                 TELECOMMUNICATION SERVICES  (3.1%)
       100,000     NII Holdings, Inc. 2.88%, 2/1/34                     284,750
       250,000     NII Holdings, Inc. Senior Notes,
                     2.75%, 8/15/25                                     400,625
       250,000     Time Warner Telecom, Inc. Senior
                     Debentures, 2.38%, 4/1/26                          353,750
                                                                ---------------
                                                                      1,039,125
                 TELECOMMUNICATIONS EQUIPMENT  (3.2%)
       400,000     Agere Systems, Inc. 6.50%, 12/15/09                  409,000
       350,000     Andrew Corp. Subordinated Notes,
                     3.25%, 8/15/13                                     355,250
       150,000     Anixter International Inc. 0.0%
                     7/7/33 (1)                                         126,000
       150,000     Comtech Telecommunications Corp.
                     2.00%, 2/1/24 (2)                                  183,000
                                                                ---------------
                                                                      1,073,250
                 TIRE & RUBBER  (1.2%)
        50,000     Goodyear Tire & Rubber Co. (The)
                     Senior Notes, 4.00%, 6/15/34                       105,625
       150,000     Goodyear Tire & Rubber Co. (The)
                     4.00%, 6/15/34 (2)(5)                              316,875
                                                                ---------------
                                                                        422,500
                 TRUCKING  (0.4%)
       100,000     YRC Worldwide, Inc. Contingent Senior
                     Notes, 3.38%, 11/25/23                             123,500
                                                                ---------------

                   TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
                     (Cost $22,104,000)                              23,989,886
                                                                ---------------

    Shares                                                            Value
--------------------------------------------------------------------------------
   CONVERTIBLE PREFERRED STOCK  (18.5%)
                 AUTO & TRUCK  (0.7%)
         6,000     Ford Motor Company Capital Trust II
                     6.50%, Pfd.                                $       221,250
                 CHEMICAL - DIVERSIFIED  (0.4%)
         4,000     Celanese Corp. 4.25%, Pfd.                           145,500
                 DRUG  (1.0%)
         6,000     Schering-Plough Corp. 6.00%, Pfd.                    354,000
                 ELECTRICAL UTILITY - CENTRAL  (1.6%)
         4,000     Aquila, Inc. 6.75%, Pfd.                             145,500
         7,000     Entergy Corp. 7.63%, Pfd.                            410,340
                                                                ---------------
                                                                        555,840
                 ELECTRICAL UTILITY - EAST  (0.3%)
         2,000     PNM Resources, Inc. 6.75%, Pfd.                      103,800
                 FINANCIAL SERVICES - DIVERSIFIED  (1.5%)
             3     Federal National Mortgage Association
                     5.38%, Pfd. (5)                                    300,667
         5,000     Lazard Ltd. 6.63%, Pfd.                              218,050
                                                                ---------------
                                                                        518,717
                 GROCERY  (0.4%)
         6,000     Albertson's, Inc. 7.25%, Pfd.                        150,000
                 INSURANCE - LIFE  (1.3%)
         9,000     MetLife, Inc. 6.38%, Pfd.                            282,375
         2,000     Reinsurance Group of America, Inc.
                     5.75%, Pfd.                                        146,000
                                                                ---------------
                                                                        428,375
                 INSURANCE - PROPERTY & CASUALTY  (0.8%)
         6,000     Travelers Property Casualty Corp. Jr.
                     Subordinated Notes, 4.50%, Pfd.                    154,560
         5,000     XL Capital Ltd. 6.50%, Pfd.                          113,650
                                                                ---------------
                                                                        268,210
                 INTERNET  (0.4%)
         4,000     E*Trade Financial Corp. 6.13%, Pfd.                  121,500
                 MACHINERY  (0.2%)
         1,317     United Rentals Trust I 6.50%, Pfd.                    64,862
                 METALS & MINING DIVERSIFIED  (0.6%)
           150     Freeport-McMoRan Copper & Gold, Inc.
                     5.50%, Pfd.                                        198,263


--------------------------------------------------------------------------------
                                                                               3

                                               Value Line Convertible Fund, Inc.

                                                                January 31, 2007

    Shares                                                            Value
--------------------------------------------------------------------------------
                 NATURAL GAS - DIVERSIFIED  (1.5%)
           200     El Paso Corp. 4.99%, Pfd.                    $       268,425
         2,000     Williams Companies, Inc. (The) 5.50%,
                     Pfd.                                               252,750
                                                                ---------------
                                                                        521,175
                 OILFIELD SERVICES/EQUIPMENT  (1.3%)
         5,000     Bristow Group, Inc. 5.50%, Pfd.                      259,375
         3,061     Hanover Compressor Co. 7.25%, Pfd.                   172,564
                                                                ---------------
                                                                        431,939
                 PETROLEUM - PRODUCING  (0.8%)
         3,000     Chesapeake Energy Corp. 4.50%, Pfd.                  282,375
                 POWER  (2.3%)
        10,000     AES Trust III 6.75%, Pfd.                            477,900
           200     NRG Energy, Inc. 4.00%, Pfd.                         316,300
                                                                ---------------
                                                                        794,200
                 R.E.I.T.  (1.4%)
         5,000     Simon Property Group, Inc. 6.00%,
                     Pfd.                                               456,250
                 TELECOMMUNICATIONS EQUIPMENT  (0.9%)
           300     Lucent Technologies Capital
                   Trust I, 7.75%, Pfd.                                 312,975
                 THRIFT  (1.1%)
         5,000     Sovereign Cap Trust IV 4.38%, Pfd.                   248,750
         2,000     Washington Mutual Capital Trust I
                     5.38%, Pfd.                                        111,880
                                                                ---------------
                                                                        360,630
                                                                ---------------

                   TOTAL CONVERTIBLE PREFERRED STOCK
                     (Cost $5,605,529)                                6,289,861
                                                                ---------------
   COMMON STOCKS  (8.9%)
                 AEROSPACE/DEFENSE  (0.5%)
         1,000   Boeing Co. (The)                                        89,560
         1,000   Rockwell Collins, Inc.                                  68,210
                                                                ---------------
                                                                        157,770
                 BANK  (0.2%)
         1,000   State Street Corp.                                      71,050
                 CHEMICAL - BASIC  (0.1%)
         1,000   E.I. du Pont de Nemours & Co.                           49,560
                 CHEMICAL - DIVERSIFIED  (0.2%)
         1,000   Monsanto Co.                                            54,860
                 COMPUTER SOFTWARE & SERVICES  (0.1%)
         1,000   Accenture Ltd. Class A                                  37,750
                 DIVERSIFIED COMPANIES  (0.1%)
         1,000   Honeywell International Inc.                            45,690
                 DRUG  (0.5%)
         1,000   Biogen Idec, Inc.  *                                    48,340
         1,000   Celgene Corp.  *                                        53,680
         1,000   Gilead Sciences, Inc.  *                                64,320
                                                                ---------------
                                                                        166,340
                 ELECTRICAL EQUIPMENT  (0.3%)
         1,000   Trimble Navigation Ltd.  *                              56,580
         1,000   WESCO International Inc.  *                             60,720
                                                                ---------------
                                                                        117,300
                 ELECTRONICS  (0.2%)
         1,000   Harris Corp.                                            50,820
                 HOME BUILDING  (0.2%)
         1,000   Avatar Holdings, Inc.  *                                80,680
                 HOTEL/GAMING  (0.0%)
             1   International Game Technology                               25
                 INTERNET  (0.5%)
         4,000   Priceline.com, Inc.  *                                 170,480
                 MEDICAL SUPPLIES  (0.5%)
         3,000   Affymetrix, Inc.  *                                     74,880
         1,000   Zimmer Holdings, Inc.  *                                84,220
                                                                ---------------
                                                                        159,100
                 NATURAL GAS - DIVERSIFIED  (0.4%)
         2,000   Devon Energy Corp.                                     140,180
                 OILFIELD SERVICES/EQUIPMENT  (0.5%)
         2,000   GlobalSantaFe Corp.                                    116,020
         2,000   Rowan Companies, Inc.                                   65,780
                                                                ---------------
                                                                        181,800
                 PACKAGING & CONTAINER  (0.4%)
         2,000   Sealed Air Corp.                                       131,800
                 PETROLEUM - INTEGRATED  (0.5%)
         1,491   Hess Corp.                                              80,499
         1,000   Marathon Oil Corp.                                      90,340
                                                                ---------------
                                                                        170,839
                 PRECIOUS METALS  (0.1%)
         1,000   AngloGold Ashanti Ltd. ADR                              47,000
                 PRECISION INSTRUMENT  (0.9%)
         4,000   FEI Co.  *                                             100,640
         4,000   Thermo Fisher Scientific, Inc.  *                      191,400
                                                                ---------------
                                                                        292,040


--------------------------------------------------------------------------------
4

                                               Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

    Shares                                                            Value
--------------------------------------------------------------------------------
                 R.E.I.T.  (1.0%)
         1,000   SL Green Realty Corp.                          $       146,580
         1,222   Starwood Hotels & Resorts Worldwide, Inc.               76,473
         1,000   Vornado Realty Trust                                   122,350
                                                                ---------------
                                                                        345,403
                 RAILROAD  (0.1%)
         1,000   Norfolk Southern Corp.                                  49,650
                 RETAIL - AUTOMOTIVE  (0.2%)
         1,000   CarMax, Inc.  *                                         57,430
                 RETAIL STORE  (0.5%)
         1,000   J.C. Penney Company, Inc.                               81,240
         1,000   Kohl's Corp.  *                                         70,910
                                                                ---------------
                                                                        152,150
                 SECURITIES BROKERAGE  (0.9%)
         1,000   Goldman Sachs Group, Inc. (The)                        212,160
         1,000   Lehman Brothers Holdings, Inc.                          82,240
                                                                ---------------
                                                                        294,400
                                                                ---------------

                   TOTAL COMMON STOCKS
                     (Cost $2,705,809)                                3,024,117
                                                                ---------------

                   TOTAL INVESTMENT SECURITIES  (97.9%)
                     (Cost $30,415,338)                              33,303,864
                                                                ---------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (2.1%)                  703,103
                                                                ---------------
NET ASSETS  (100%)                                              $    34,006,967
                                                                ---------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
   SHARE
   ($34,006,967 / 2,577,211 shares outstanding)                 $         13.20
                                                                ---------------

*     Non-income producing.
(1)   Zero coupon bond.
(2) Step Bond - The rate shown is as of January 31, 2007 and will reset at a future date.
(3) The rate shown on variable rate securities is the rate at the end of the reporting period. The rate changes quarterly. The date shown is the date of the next interest rate change.
(4) The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes semi-annually. The date shown is the date of the next interest rate change.
(5) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(6) The rate shown on floating securities is the rate at the end of the reporting period. The rate changes quarterly. The date shown is the date of the next interest rate change.
ADR   American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of January 31, 2007 was as follows:

                                                                    Total Net
                                                                   Unrealized
Total Cost            Appreciation            Depreciation        Appreciation
--------------------------------------------------------------------------------
$30,415,338            $3,178,896              ($290,370)          $2,888,526


--------------------------------------------------------------------------------
                                                                               5

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner
      --------------------------------
      Jean B. Buttner, President

Date: 3/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      ------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ Stephen R. Anastasio
      ------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: 3/29/07